AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 17, 2000
                                                               File No. 33-42484
                                                               File No. 811-6400


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 40     /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 41             /X/

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 932-7781

                                  MARK E. NAGLE
                               C/O SEI CORPORATION
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                            RICHARD W. GRANT, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box)

     / / immediately upon filing pursuant to paragraph (b)
     / / on February 28, 2000 pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)
     / / 75 days after filing pursuant to paragraph (a)
     /X/ on October 1, 2000 pursuant to paragraph (a) of Rule 485.

                         THE ADVISORS' INNER CIRCLE FUND
                                   PROSPECTUS
                                 OCTOBER 1, 2000

                         GLB NEW OPPORTUNITY GROWTH FUND

                               INVESTMENT ADVISER:
                            GLB FUND MANAGEMENT INC.
                     (AN AFFILIATE OF GOODWYN, LONG & BLACK
                          INVESTMENT MANAGEMENT, INC.)

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              ABOUT THIS PROSPECTUS

The GLB New Opportunity Growth Fund (Fund) is a separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                     PAGE
  PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
      PERFORMANCE INFORMATION AND EXPENSES............................XXX
  MORE INFORMATION ABOUT RISK.........................................XXX
  MORE INFORMATION ABOUT FUND INVESTMENTS.............................XXX
  THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS.......................XXX
  PURCHASING AND SELLING FUND SHARES..................................XXX
  DIVIDENDS AND DISTRIBUTIONS.........................................XXX
  TAXES...............................................................XXX
  HOW TO OBTAIN MORE INFORMATION ABOUT THE
      GLB NEW OPPORTUNITY GROWTH FUND.................................Back Cover

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GLB NEW OPPORTUNITY GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                     Achieve long term capital appreciation while
                                    minimizing capital gains and tax exposure

INVESTMENT FOCUS                    Common stocks of technology companies

SHARE PRICE VOLATILITY              High

PRINCIPAL INVESTMENT STRATEGY       Investing in a concentrated portfolio of
                                    common stocks of technology companies, which the Advisor believes havve substantial potential for growth

INVESTOR PROFILE                    Investors who seek long-term capital
                                    appreciation and who are willing to bear the risks of investing in a concentrated portfolio of common stocks of technology companies


INVESTMENT STRATEGY OF THE GLB NEW OPPORTUNITY GROWTH FUND

The Fund invests primarily (at least 65% of its assets) in common stocks of U.S. companies with medium to large capitalizations. In addition, the Fund will concentrate its investments (invest at least 25% of its assets) in technology companies that develop, produce or distribute products or services related to computers, electronics and software. The Fund invests in companies the Adviser believes have above average potential for growth in revenues, earnings or cash flow.

The Adviser makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, capitalization, sales and expense trends, earnings estimates, market position of the company and its product lines and the industry outlook. Emphasis is placed on companies with unique franchises or product lines that contribute to above average revenue growth. The Adviser believes that average growth characteristics can be found in various industries including but not limited to the following: technology areas such as the Internet, computers, networking and internetworking software, computer-aided design, telecommunications, fiber-optics, wireless, media and information services, advanced medical devices, biotechnology, genomics and pharmaceuticals, as well as other industries which have fundamentals permitting rapid growth. The Adviser may sell a security when it achieves a designated price target, a company's growth prospects change, or the opportunity for a better investment arises.

The Fund will use strategies generally designed to minimize taxes to the extent consistent with its overall investment objective and strategies including minimizing short term gains, offsetting gains with realized losses, holding investments to minimize turnover, and emphasizing companies that pay no or small dividends.

PRINCIPAL RISKS OF INVESTING IN THE GLB NEW OPPORTUNITY GROWTH FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the computers, electronics and software industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The Fund is also subject to the risk that its investment approach, which involves investing in a concentrated portfolio of growth-oriented technology companies, may underperform other investment strategies that focus on other segments of the equity market or the equity market as a whole.

PERFORMANCE INFORMATION

As of October 1, 2000, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------
Investment Advisory Fees                                     0.75%
Distribution and Service (12b-1) Fees                        0.25%
Other Expenses                                               X.XX%
                                                             -----
Total Annual Fund Operating Expenses                         X.XX%*
-------------------------------------------------------------------------------
* The Adviser intends to waive a portion of its fees in order to keep total operating expenses from exceeding [1.75%]. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of its waiver at any time.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                 3 YEARS
              $XXX                    $XXX

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.


The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, we cannot guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

GLB Fund Management, LLC, an affiliate of Goodwyn, Long & Black Investment Management, serves as the investment adviser (the "Adviser") to the Fund. The Adviser is majority owned by the principals of Goodwyn, Long & Black Investment Management, Inc. ("GLB") and was established for the purpose of acting as investment adviser to the Fund. As of July 31, 2000, GLB and its principals had approximately $185 million in assets under management.

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of The Advisors' Inner Circle Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

PORTFOLIO MANAGERS

Robert Black is the Chief Investment Officer of the Adviser and has served as President of GLB since January 1999. He manages the Fund and serves as a member of its Investment Committee. He has more than four years of investment experience. Prior to founding GLB, Mr. Black served as manager and co-owner of Mercury Capital Management, LLC, an investment management and research firm.

Robert Long, C.F.A., is the Chief Executive Officer of the Adviser and has served as Vice President of GLB since 1999. Mr. Long is a member of the Investment Committee, which assists Mr. Black in making investment decisions for the Fund. He has almost 17 years of investment experience. Prior to establishing GLB, Mr. Long served as Chairman of Goodwyn, Long Investment Management, Inc. and prior thereto was the Executive Vice President and Treasurer of Potomac Asset Management, Inc.

Wilfred Goodwyn is a Director of the Adviser and has served as Chairman of GLB since 1999. Mr Goodwyn is a member of the Investment Committee, which assists Mr. Black in making investment decisions for the Fund. He has almost 20 years of investment experience. Prior to establishing the Adviser and GLB, Mr. Goodwyn served as President of Goodwyn, Long Investment Management, Inc. and prior thereto was the Executive Vice President and Treasurer of Potomac Asset Management, Inc.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

The shares are for retail and institutional investors.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-    Mail
-    Telephone
-    Wire, or
-    Automated Clearing House (ACH).

To purchase shares directly from us, complete and send in the enclosed application. If you need an application or have questions, please call [VAR:PhoneNumber]. Unless you arrange to pay by wire or ACH, write your check, payable in U.S. dollars, to "GLB New Opportunity Growth Fund." The Fund cannot accept third-party checks, credit cards, credit card checks, travelers checks or cash.

You may also purchase shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year.)

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order.

The Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). The time at which the NAV is calculated may change in case of an emergency or, if the New York Stock Exchange closes early. So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $10,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $500. A Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions via Automated Clearing House (ACH) from your account in amounts of at least $[VAR:SIP.Minimum] per month. Please complete the Systematic Investment section of the account application and include complete banking instructions.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone at: GLB New Opportunity Growth Fund, P.O. Box 446, Portland, ME 04112 or telephone at [VAR:PhoneNumber] if you have elected telephone redemption privileges on your account application.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to your address of record by check or, to a designated bank account by ACH payment.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be sent to you by check or wired to your bank account provided the wire is for more than $10,000 and you have elected wire privileges on your application, or your request is in writing and signature guaranteed. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $10,000 because of redemptions you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. If you have elected telephone privileges on your application you may purchase and sell shares via the telephone. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers but not from a notary public. Signature guarantees are required for requests made in writing for any of the following:

-    Sales over $50,000
-    Changes to a shareholder name of record
- Redemption on an account for which the address or registration has been changed within the last 30 days
-    Sending proceeds from a redemption to a payee other than on record
- Sending proceeds from a redemption to an account with a different registration

- Changes to systematic investment, withdrawal, distribution, telephone redemption, or any other election in connection with your account.

LOST ACCOUNTS

The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address.

When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are 0.25%.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income and capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To change your election to a cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         THE ADVISORS' INNER CIRCLE FUND

                         GLB NEW OPPORTUNITY GROWTH FUND

INVESTMENT ADVISER

GLB Fund Management, LLC
510 King Street, Suite 315A
Alexandria, Virginia 22314

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


TRANSFER AGENT

Forum Shareholder Services, LLC
Two Portland Square
Portland, Maine 04101

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2000, includes detailed information about The Advisors' Inner Circle Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call [VAR:PhoneNumber]

BY MAIL:  Write to us[VAR:Fund.Address]

BY E-MAIL:  [VAR:FUND.EMAILADDRESS]

BY INTERNET:   [VAR:FUND.INTERNETADDRESS]]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-6400.

                                     Trust:
                         The Advisors' Inner Circle Fund

                                      Fund:
                         GLB New Opportunity Growth Fund

                                 October 1, 2000

                               Investment Adviser:
                            GLB Fund Management, Inc.
       (An Affiliate Of Goodwyn, Long & Black Investment Management, Inc.)

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the GLB New Opportunity Growth Fund (the "Fund"), a separate series of The Advisors' Inner Circle Fund (the "Trust") and should be read in conjunction with the Fund's prospectus dated October 1, 2000. This Statement of Additional Information is incorporated by reference into the Fund's Prospectus. Prospectuses may be obtained by writing to the Trust or by calling
toll-free [        ].

                               TABLE OF CONTENTS

THE FUND AND THE TRUST.....................................................S-2
INVESTMENT OBJECTIVES AND POLICIES.........................................S-2
DESCRIPTION OF PERMITTED INVESTMENTS.......................................S-3
INVESTMENT LIMITATIONS.....................................................S-10
THE ADVISER................................................................S-12
THE ADMINISTRATOR..........................................................S-13
THE DISTRIBUTOR............................................................S-13
THE TRANSFER AGENT.........................................................S-14
THE CUSTODIAN..............................................................S-14
INDEPENDENT PUBLIC ACCOUNTANTS.............................................S-15
LEGAL COUNSEL..............................................................S-15
TRUSTEES AND OFFICERS OF THE TRUST.........................................S-15
PERFORMANCE INFORMATION....................................................S-18
COMPUTATION OF YIELD.......................................................S-18
CALCULATION OF TOTAL RETURN................................................S-19
PURCHASING SHARES..........................................................S-19
REDEEMING SHARES...........................................................S-19
DETERMINATION OF NET ASSET VALUE...........................................S-20
TAXES......................................................................S-20
FUND TRANSACTIONS..........................................................S-22
DESCRIPTION OF SHARES......................................................S-23
SHAREHOLDER LIABILITY......................................................S-24
LIMITATION OF TRUSTEES' LIABILITY..........................................S-24

THE FUND AND THE TRUST

This Statement of Additional Information relates to the GLB New Opportunity Growth Fund (the "Fund"). The Fund is a separate series of The Advisors' Inner Circle Fund (the "Trust"), which offers a number of mutual fund series in addition to the Fund. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. See "Description of Shares." No investment in shares of a fund should be made without first reading that fund's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Fund.

The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

INVESTMENT OBJECTIVES AND POLICIES

The Fund seeks long-term capital appreciation while minimizing capital gains and tax exposure. This investment objective is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve this investment objective.

The Fund invests primarily (at least 65% of its assets) in common stocks of U.S. companies with medium to large capitalizations. The Fund will concentrate (invest at least 25% of its assets) in technology companies which develop, produce or distribute products or services related to computers, electronics and software. The Fund will generally invest in companies that the Adviser believes have a potential for above average growth in earnings or cash flow. The Advisor makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, capitalization, sales and expense trends, earnings estimates, market position of the company and the industry outlook. Emphasis is placed on companies with unique franchises or product lines that contribute to above average revenue growth. Above average growth characteristics can be found in various industries including but not limited to the following: Technology areas such as the Internet, computers, networking and internetworking software, computer-aided design, telecommunications, fiber-optics, wireless, media and information services, advanced medical devices, biotechnology, genomics and pharmaceuticals, as well as other industries which have fundamentals permitting rapid growth.

The Fund will use strategies generally designed to minimize taxes to the extent consistent with the Fund's investment objective and strategies including minimizing short-term gains, offsetting gains with realized losses, holding investments to minimize turnover, and emphasizing companies that pay no or small dividends.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. While the Fund generally invests in larger capitalization companies, the Adviser maintains the flexibility to invest in companies with any market capitalization, including small capitalization issuers. The Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. Further, it may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities. Moreover, the Fund may also purchase warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together, "equity securities"), as well as invest in money market securities for liquidity purposes. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs, CDRs, EDRs and GDRs.

For additional information regarding the permitted investment and investment practices discussed above and the associated risks, see "Description of Permitted Investments and Risk Factors."

The Fund's portfolio turnover will be generally moderate and most likely below 50%, however, turnover may be influenced by specific company fundamentals, market environments and investment opportunities.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS") - ADRs are securities typically issued by a U.S. financial institution. ADRs evidence ownership interests in a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. Securities Markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few days to 270 days.

CONVERTIBLE SECURITIES

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

FUTURES AND OPTIONS ON FUTURES

As consistent with the Fund's investment objectives, the Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), either for "bona fide hedging purposes" (as defined by the CFTC), or for non-hedging purposes to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's net assets.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over-the-counter, as long as the underlying securities, or securities represented by an index, are permitted investments of the Fund.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

In order to cover any obligations it may have under options or futures contracts, the Fund will either own the underlying asset, have a contract to acquire such an asset without additional cost or set aside, in a segregated account, high quality liquid assets in an amount at least equal in value to such obligations.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of seven days.

INVESTMENT COMPANY SHARES

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

It is the position of the staff of the Securities and Exchange Commission ("SEC") that certain non-governmental issuers of collateralized mortgage obligations ("CMOs") constitute investment companies pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have received orders from the SEC exempting such instruments from the definition of investment company.

OPTIONS

Put and call options for various securities and indices are traded on national securities exchanges. As consistent with the Fund's investment objectives, options may be used by the Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes, but also may be used for other purposes consistent with the Fund's investment objectives.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although the Fund may engage in option transactions as hedging transactions and for other purposes consistent with its investment objectives, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. Insofar as the Fund writes call options, it will write only covered call options.

REPURCHASE AGREEMENTS

Repurchase Agreements are agreements by which a person (E.G., the Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

SECURITIES OF FOREIGN ISSUERS

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

SECURITIES LENDING

As consistent with the Fund's investment objectives, the Fund may engage in securities lending, under which securities are loaned pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government equal to at least 100% of the market value of the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF SMALL- AND MID-CAPITALIZATION ISSUERS

The Fund may invest in common stocks of U.S. companies with small to medium market capitalizations. Investing in smaller capitalization companies involves greater risk than is customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. As a result, the value of the shares of the Fund can be expected to fluctuate more than the value of shares of an investment company investing solely in larger, more established companies.

SHORT SALES

As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

TECHNOLOGY SECTOR CONCENTRATION

To the extent that the Fund is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios and high personnel turnover due to severe shortages for skilled technology professionals.

TIME DEPOSITS

Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

These include obligations issued or guaranteed by agencies of the U.S. government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. GOVERNMENT DIRECT OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS

Warrants are instruments giving the Fund the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, the Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund on the last day of each fiscal quarter. This restriction applies to 75% of the Fund's assets.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities,
     (ii) repurchase agreements involving such securities, and (iii) investments in technology companies which develop, produce or distribute services related to computers, electronics and software.

     For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; technology companies will be divided according to their respective product lines and services;
     (iii) supranational entities will be considered to be a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Fund and may be changed by the Fund's Board of Trustees.

The Fund may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

2. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time of purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.

THE ADVISER

GLB Fund Management, Inc. (the "Adviser") serves as the adviser to the Fund. The principal business address of the Adviser is 510 King Street, Suite 315A, Alexandria, Virginia 22314. The Trust and the Adviser have entered into an advisory agreement (the "Advisory Agreement") dated as of October 1, 2000 with respect to the Fund. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

The Adviser is majority owned by the principals of Goodwyn, Long & Black Investment Management, Inc. ("GLB") and was established for the purpose of acting as investment adviser to the Fund. The Adviser's affiliate, GLB is a professional investment management firm and registered investment adviser formed in 1997 as Goodwyn & Long Investment Management. In 1998, Goodwyn & Long Investment Management entered into a joint marketing program through radio with Mercury Capital. The relationship led to a merger between the two companies on December 31, 1998. GLB manages individual high net worth portfolios, association and corporate pension funds, as well as money for charitable institutions and group practice retirement funds. As of June 30, 2000, GLB and its principals had discretionary management authority with respect to approximately $185 million of assets under management.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Fund in order to limit the Fund's total operating expenses to an annual rate of not more than 1.75% of average daily net assets. The Adviser may discontinue all or part of its waiver at any time. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Funds.

The Fund commenced its initial operations as of the prospectus date and consequently has not yet paid advisory fees.

THE ADMINISTRATOR

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the other mutual funds including, but without limitation: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, The Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of 0.15% on the first $250 million of average daily net assets; 0.12% on the next $200 million; 0.10% on the next $200 million; and 0.08% on average daily net assets over $650 million. However, the Fund pays the Administrator a minimum annual fee of $95,000.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

The Fund commenced its initial operations as of the date of the Prospectus and has not yet paid fees to the Administrator.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution

Agreement"). The Distributor will not receive compensation for distribution of shares of the Fund.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

THE DISTRIBUTION PLAN

The Distribution Plan (the "Plan") provides that the Fund will pay the Distributor a fee of .25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the NASD rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

THE TRANSFER AGENT

Forum Shareholder Services, LLC, Two Portland Square, Portland, ME 04101 serves as the Fund's transfer agent.

THE CUSTODIAN

First Union National Bank, 123 South Broad Street, Philadelphia, Pennsylvania 19109 acts as custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen, LLP serves as the independent public accountants of the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trust pays the fees for unaffiliated Trustees.

Under the Agreement and Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and Oak Associates Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The

Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and Oak Associates Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee** -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and Oak Associates Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, September 1987-December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee**-- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

MARK E. NAGLE (DOB 10/20/59) -- President, Controller and Chief Financial Officer -- President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995 - November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981- September 1995.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary -- Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the

Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate, at Richter, Miller & Finn, 1994-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

JAMES R. FOGGO (DOB 06/30/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments, t he Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

JOHN H. GRADY, JR. (DOB 06/01/61) -- Secretary -- 1701 Market Street, Philadelphia, PA 19103, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal period ended October 31, 1999.



                                                                                                    Total Compensation From
                                                                                                      Registrant and Fund
                   Aggregate Compensation From    Pension or Retirement    Estimated Annual         Complex Paid to Trustees
                    Registrant for the Fiscal  Benefits Accrued as Part of   Benefits Upon             for the Fiscal Year
Name of Person         Year Ended 10/31/99            Fund Expenses           Retirement                 Ended 10/31/99*
---------------------------------------------------------------------------------------------------------------------------------
John T. Cooney             $9,571.48                  N/A                        N/A             $9,571.48 for service on 1 board
Robert Patterson           $9,571.48                  N/A                        N/A             $9,571.48 for service on 1 board
Eugene B. Peters           $9,571.48                  N/A                        N/A             $9,571.48 for service on 1 board
James M. Storey            $9,571.48                  N/A                        N/A             $9,571.48 for service on 1 board
George J. Sullivan         $7,123.67                  N/A                        N/A             $7,123.67 for service on 1 board
William M. Doran           $0                         N/A                        N/A             $0 for service on 1 board
Robert A. Nesher           $0                         N/A                        N/A             $0 for service on 1 board


*For the purposes of this table, the Trust is the only investment company in the Fund Complex.

PERFORMANCE INFORMATION

From time to time, the Trust may advertise yield, effective yield and total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2 [((a-b)/cd + 1) TO THE POWER OF 6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

From time to time the Trust may advertise total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance.

The total return of a Fund refers to the average annual compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange is open for business. Shares of each Fund are offered on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr.
Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

REDEEMING SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right; however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Fund's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Trading takes place in various markets on days that are not Business Days and the Fund's net asset value is not calculated. As a result, events affecting the values of the Fund's securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net asset values unless the Adviser determines that the particular event may materially affect net asset value, in which case an adjustment will be made.

DETERMINATION OF NET ASSET VALUE

The Administrator values the securities of the Fund. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. However, the service may also use a matrix system to determine valuations of certain securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income, including net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies or other income (including gains from forward contracts) derived with respect to its business of investing in stocks or securities; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31, of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs.

If the Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

FUND DISTRIBUTIONS

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all its investment company taxable income for each taxable year.

The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders that are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held the shares. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Investors should be careful to consider the tax implications of purchasing shares of the Fund just prior to the ex-dividend date of any ordinary income dividend or capital gains distribution. Those investors will be taxed on the entire amount of the dividend or distributions received, even though some or all of the amount distributed may have been realized by the Fund prior to the investor's purchase.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) may qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Fund will provide an annual statement to shareholders describing the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

STATE TAXES

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

FUND TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Fund. The Fund will seek to obtain the most favorable net results by taking into account various factors, including: price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer the Fund the best price and execution or other services, which are of benefit to the Fund.

The Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser. Such services may include: analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Fund or other accounts managed by the Adviser will be benefited by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include: advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Fund.

It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, (the "1934 Act") and rules promulgated by the SEC. The Distributor is not an affiliate of the Fund, but falls under the definition of "affiliated broker" of the Fund for purposes of Item 16 of Form N-1A under the 1933 Act. Under the 1940 Act and the 1934 Act, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Adviser may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of the Fund. Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. All consideration received by the Fund for shares of the Fund and all assets in which such consideration is invested would belong to the

Fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

--------------------------------------------------------------------------------
                           PART C: OTHER INFORMATION
                        POST EFFECTIVE AMENDMENT NO. 40

Item 23. Exhibits:

(a)(1) Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(b)(1) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
(b)(2) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 12, 1996.
(c)        Not Applicable.
(d)(1) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(d)(2) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 28 filed February 27, 1997.
(d)(3) Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(d)(4) Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.
(d)(5) Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(6) Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(7) Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(d)(8) Form of Investment Advisory Agreement between Registrant and LSV Asset Management Company is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(d)(9) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(e)(1) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(e)(2) Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(f)        Not Applicable.
(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on February 27, 1997.
(g)(2) Amended Custodian Agreement dated between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit G2 of Post-Effective Amendment No. 39 filed on February 25, 2000.
(h)(1) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(h)(2) Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
(h)(3) Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
(h)(4) Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(h)(5) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
(h)(6) Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(7) Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(8) Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(9) Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(10) Form of Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(11) Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(h)(12) Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(h)(13) Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
(h)(14) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to LSV Value Equity Fund, between Registrant and SEI Fund Resources is incorporated by reference to exhibit H14 of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N1-A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(15) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between Registrant and SEI Investments Mutual Funds Services is incorporated by reference to exhibit H15 of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N1-A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(16) Administration Agreement dated August 20, 1999 between Registrant, LSV Asset Management and Fidelity Brokerage Services, Inc. and National Financial Services Corporation is incorporated by reference to exhibit H16 of Post-Effective Amendment No.

           39 to Registrant's Registration Statement on Form N1-A (File
           No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(17) Amended Schedule dated December 1, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating CRA Realty Shares Portfolio, between Registrant and SEI Fund Resources is incorporated by reference to exhibit H17 of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N1-A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(18) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Mangement and Charles Schwab & Co, Inc. is incorporated by reference to exhibit H15 of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N1-A (File No. 33- 42484), filed with the Securities and Exchange Commission on February 25, 2000.
(h)(19) Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI Investments Mutual Funds Services relating to the AIG Money Market Fund.
(h)(20) Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMC Select and Strategic Value Funds.
(i)        Not Applicable.
(j)        Not Applicable.
(k)        Not Applicable.
(l)        Not Applicable.
(m) Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(n)        Not Applicable.
(o) Rule 18f-3 Plan dated May 15, 1995, as originally filed June 1, 1995, is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
(p)(1) SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit P11 of The Arbor Fund's Post-Effective Amendment no. 28 on Form N1-A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
(p)(2) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit P10 of The Arbor Fund's Post-Effective Amendment no. 28 on Form N1-A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
(p)(3)     AIG Capital Management Corp. Code of Ethics is filed herewith.
(p)(4)     Clarion CRA Securities, L.P., Code of Ethics is filed herewith.
(p)(5)     First Manhattan Co. Coe of Ethics Codes of Ethics is filed herewith.

(p)(6)     HGK Asset Management, Inc., Code of Ethics is filed herewith.
(p)(7) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit P9 of SEI Instititutional Managed Trust's Post-Effective Amendment no. 33 on Form N1-A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.
(p)(8)     MDL Capital Management, Inc., Code of Ethics is filed herewith.
(p)(9)     GLB Fund Management, Inc., Code of Ethics is filed herewith.
(q)(1) Powers of Attorney for Mark E. Nagle, John T. Cooney, William M. Doran, Frank E. Morris, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson and James M. Storey are incorporated herein by reference to exhibit Q1 of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 31, 1999.
(q)(2) Powers of Attorney for George J. Sullivan are are incorporated herein by reference to Post- Effective Amendment No. 39 to exhibit Q2 of Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 31, 1999.

Item 24. Persons Controlled by or under Common Control with Registrant

           See Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). SEI Investments Management Corporation a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEI Investments Mutual Funds Services ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

Item 25. Indemnification:

           Article VIII of the Agreement and Declaration of Trust filed as Exhibit a to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser:

           Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.
HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

----------------------------------------------------------------------------------------------------------------------------
Name and Position with                    Name of Other Company                       Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------------
Jeffrey Theodore Harris, Managing                       --                                         --
Director (Fixed Income)
----------------------------------------------------------------------------------------------------------------------------
Joseph Edward Kutzel, Managing Director                 --                                         --
(Marketing)
----------------------------------------------------------------------------------------------------------------------------
Michael Pendergast, Managing Director,                  --                                         --
Senior Equity Manager
----------------------------------------------------------------------------------------------------------------------------
Gregory Walter Lobo, Managing Director,                 --                                         --
Senior Fixed Income Manager
----------------------------------------------------------------------------------------------------------------------------
Arthur Ettore Coia, II, Managing
Director, Mid Cap Equity Manager
----------------------------------------------------------------------------------------------------------------------------

AIG CAPITAL MANAGEMENT CORP.
AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

----------------------------------------------------------------------------------------------------------------------------
Name and Position with                    Name of Other Company                       Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------------
William Naughton Dooley, Director         American International Group, Inc.          Senior Vice President of Financial
                                          AIG Global Investment Corp (Europe) Ltd.    Services
                                                                                      Director
----------------------------------------------------------------------------------------------------------------------------
Ronald Alan Latz, Director                American International Group, Inc.          Chief Financial Officer of Financial
                                                                                      Services Division
----------------------------------------------------------------------------------------------------------------------------
Carol A. McFate, Director                 American International Group, Inc.          Treasurer, Assistant Treasurer
                                                                                      (6/98), Director of Financial
                                                                                      Services (12/98)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Name and Position with                    Name of Other Company                       Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------------
Win Jay Neuger, Director and Chairman,    AIG Global Investment Corp.                 Director, Chairman, CEO, CIO
CIO                                       AIG Asset Management, Ltd.                  Director
                                          AIG Global Investment Group, Inc.           Director
                                          AIG International Group, Inc.               Senior Vice President, Chief
                                          AIG Global Investment Corp, (Europe), Ltd.  Investment Officer
                                                                                      Director
----------------------------------------------------------------------------------------------------------------------------
Helen Stefanis, Director, President       American International Group, Inc.          Director of Structured Finance and
                                          AIG Capital Corp.                           Investments
                                          AIG Equity Sales Corp.                      Vice President
                                                                                      Reg. Rep., Director and President
----------------------------------------------------------------------------------------------------------------------------
John Howard Blevins, Vice President,      AIG Global Investment Corp.                 Vice President, Director of
Director of Compliance                                                                Compliance
----------------------------------------------------------------------------------------------------------------------------
Neil Friedman, Vice President,            American International Group, Inc.          Various Comptrollership Positions
Comptroller
----------------------------------------------------------------------------------------------------------------------------
David Hartman, General Counsel            American International Group, Inc.          Associate General Counsel
----------------------------------------------------------------------------------------------------------------------------
George Coheleach, Vice President,                       --                                         --
Senior Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------
Edward Jay Lieber, Vice President,        AIG Capital Corp.                           Vice President
Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------

FIRST MANHATTAN CO.
First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

----------------------------------------------------------------------------------------------------------------------------
Name and Position with                    Name of Other Company                       Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------------
David Sanford Gottesman. General Partner                --                                         --
----------------------------------------------------------------------------------------------------------------------------
Daniel Rosenbloom, General Partner                      --                                         --
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Name and Position with                    Name of Other Company                       Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------------
Arthur Stanley Zankel, General Partner                  --                                         --
----------------------------------------------------------------------------------------------------------------------------
Allan Howard Glick, General Partner                     --                                         --
----------------------------------------------------------------------------------------------------------------------------
Bernard C. Groveman, General Partner                    --                                         --
----------------------------------------------------------------------------------------------------------------------------
Charles M. Rosenthal, General Partner                   --                                         --
----------------------------------------------------------------------------------------------------------------------------
David M. Manischewitz, General Partner                  --                                         --
----------------------------------------------------------------------------------------------------------------------------
Arthur Joel Stainman, General Partner                   --                                         --
----------------------------------------------------------------------------------------------------------------------------
John R. Loomis, General Partner                         --                                         --
----------------------------------------------------------------------------------------------------------------------------
Michael P. Helmick, General Partner                     --                                         --
----------------------------------------------------------------------------------------------------------------------------
Robert W. Gottesman, General Partner                    --                                         --
----------------------------------------------------------------------------------------------------------------------------
A. Byron Nimocks, III, General Partner                  --                                         --
----------------------------------------------------------------------------------------------------------------------------
Neal K. Stearns, General Partner,                       --                                         --
General Counsel
----------------------------------------------------------------------------------------------------------------------------
Carrol A. Muccia, Jr., General Partner                  --                                         --
----------------------------------------------------------------------------------------------------------------------------
Richard A. Pearl, General Partner                       --                                         --
----------------------------------------------------------------------------------------------------------------------------
Keith B. Josephson, General Partner                     --                                         --
----------------------------------------------------------------------------------------------------------------------------
William F. Guardenier, General Partner                  --                                         --
----------------------------------------------------------------------------------------------------------------------------
Todd W. Green, General Partner                          --                                         --
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Name and Position with                    Name of Other Company                       Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------------
Samuel Flug Colin, General Partner                      --                                         --
----------------------------------------------------------------------------------------------------------------------------
Fred Abrams, Limited Partner                            --                                         --
----------------------------------------------------------------------------------------------------------------------------
John J. Caffrey, Managing Director                      --                                         --
----------------------------------------------------------------------------------------------------------------------------
Bertram J. Cohn, Managing Director                      --                                         --
----------------------------------------------------------------------------------------------------------------------------
Margaret DeVito, Money Manager                          --                                         --
----------------------------------------------------------------------------------------------------------------------------
John P. Hecht, Limited Partner                          --                                         --
----------------------------------------------------------------------------------------------------------------------------
Edward I Lefferman, Managing Director                   --                                         --
----------------------------------------------------------------------------------------------------------------------------
John P. Lipari, Money Manager                           --                                         --
----------------------------------------------------------------------------------------------------------------------------
Ralph P. Marash, Managing Director                      --                                         --
----------------------------------------------------------------------------------------------------------------------------
William K. McElroy, Managing Director                   --                                         --
----------------------------------------------------------------------------------------------------------------------------
Harry L. Schick, Limited Partner                        --                                         --
----------------------------------------------------------------------------------------------------------------------------
William Wolff, Managing Director                        --                                         --
----------------------------------------------------------------------------------------------------------------------------
Allen S. Zwickler, Managing Director                    --                                         --
----------------------------------------------------------------------------------------------------------------------------
Alan H. Sive, Managing Director                         --                                         --
----------------------------------------------------------------------------------------------------------------------------
Steven J. Rothenberg, Money Manager                     --                                         --
----------------------------------------------------------------------------------------------------------------------------
Jack H. Varon, Managing Director                        --                                         --
----------------------------------------------------------------------------------------------------------------------------
Dennis A. Baum, Managing Director                       --                                         --
----------------------------------------------------------------------------------------------------------------------------
Christopher H. Wolters, Managing Director               --                                         --
----------------------------------------------------------------------------------------------------------------------------

CLARION CRA SECURITIES, L.P.
Clarion CRA Securities, L.P. (formerly CRA Real Estate Securities, L.P.) is the investment adviser for the CRA Realty Shares Portfolio. The principal address of Clarion CRA Securities, L.P. is Suite 205, 259 North
Radnor-Chester Road, Radnor, PA, PA 19087.

------------------------------------------------------------------------------------------
Name and Position with              Name of Other Company     Connection with Other
Investment Adviser                                            Company
------------------------------------------------------------------------------------------
Thomas Ritson Ferguson, III,                 --                        --
Managing Director
------------------------------------------------------------------------------------------
Jarrett Burt Kling, Managing                 --                        --
Director
------------------------------------------------------------------------------------------
Kenneth Dale Campbell, Co-       CRA Real Estate Securities,  Managing Director (11/98)
Chief Investment Officer         Inc.
------------------------------------------------------------------------------------------
John Alexander Weisz,            Clarion Partners, LLC        President
President
------------------------------------------------------------------------------------------
Stephen Joel Furnary, Chairman   Clarion Partners, LLC        Chairman
------------------------------------------------------------------------------------------
Charles Grossman, Executive      Clarion Partners, LLC        Executive Vice President
Vice President
------------------------------------------------------------------------------------------
Arnoldus Wilhelm Veenhuysen,     Clarion Partners, LLC        Managing Director
Managing Director
------------------------------------------------------------------------------------------
Sherry Lyn Rexford, Director     Campbell-Radnor Advisors,    Vice President (11/98)
                                 Inc.
------------------------------------------------------------------------------------------

MDL CAPITAL MANAGEMENT, INC.
MDL Capital Management, Inc. is the investment adviser for the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio. The principal address of MDL Capital Management, Inc. is 225 Ross Street, Pittsburgh, PA 15222.

----------------------------------------------------------------------------------------------------------------------------
Name and Position with                    Name of Other Company                       Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------------
Mark D. Lay, Chief Executive Officer                    --                                         --
----------------------------------------------------------------------------------------------------------------------------
Steven P. Sanders, President              Sanders Financial                           Chief Executive Officer (12/98)
----------------------------------------------------------------------------------------------------------------------------
Joseph L. Watkins, Executive Officer      Kinslor Inc.                                President
----------------------------------------------------------------------------------------------------------------------------
Charles A. Gomulka, Director              RRZ Investment Management, Inc.             President
                                          Russel, Rea & Zappala, Inc.                 President, Accountant
                                          Generation Development                      Secretary, Treasurer
                                          Russel, Rea, Zappala & Gomulka              Vice President
                                          RR&Z Public Markets, Inc.                   President, Chief Executive Officer
----------------------------------------------------------------------------------------------------------------------------
Edward A. Adatepe, Portfolio Manager                    --                                         --
----------------------------------------------------------------------------------------------------------------------------
Charles R. Zappala, Shareholder           RRZ Investment Management, Inc.             Vice President, Director
                                          Russel, Rea & Zappala, Inc.                 President, Director
                                          RR&Z Realty Investments                     Vice President, Director
                                          Russel, Rea, Zappala & Gomulka              Treasurer, Shareholder
                                          RR&Z Public Markets, Inc.                   Vice Chairman
                                          RR&Z Capital Group                          Secretary, Director
----------------------------------------------------------------------------------------------------------------------------
Tracey M. Gist, Vice President of                       --                                         --
Operations
----------------------------------------------------------------------------------------------------------------------------

LSV ASSET MANAGEMENT COMPANY
LSV Asset Management Company is an investment investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company is 181 West Madison Avenue, Chicago, Illinois 60602. LSV Asset Management Company is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------------------------------------
Name and Position with                    Name of Other Company                       Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------------
Lakonishok Corporation, General Partner                 --                                         --
----------------------------------------------------------------------------------------------------------------------------
SEI Funds, Inc., General Partner                        --                                         --
----------------------------------------------------------------------------------------------------------------------------
Shleifer Corporation, General Partner                   --                                         --
----------------------------------------------------------------------------------------------------------------------------

GLB FUND MANAGEMENT, INC.
GLB Fund Management, Inc. is the investment adviser to the GLB New Opportunity Growth Fund. The principal address of GLB Fund Management, Inc., is 510 King Street, Suite 315A, Alexandria, VA 22314.

----------------------------------------------------------------------------------------------------------------------------
Name and Position with                    Name of Other Company                       Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------------------
Robert Francis Black, Chief               Goodwyn, Long & Black Investment            President
Investment Officer                        Management, Inc.
                                          Mercury Capital Management, LLC             Manager, Co-Owner
----------------------------------------------------------------------------------------------------------------------------
Patrick Matthew Walsh                     Goodwyn, Long & Black Investment            Treasurer, Director of Operations
                                          Management, Inc.
                                          Mercury Capital Management, LLC             Director, Co-Owner
----------------------------------------------------------------------------------------------------------------------------
Robert Eugene Long, Chief Executive       Goodwyn, Long & Black Investment            Vice President
Officer                                   Management, Inc.
                                          Emerald City Radio Partners, Inc.           Chief Executive Officer
                                          Goodwyn, Long Investment Management, Inc.   Chairman (1/99)
                                          Business News Network, Inc.                 President, Chief Executive Officer
                                                                                      (6/98)
----------------------------------------------------------------------------------------------------------------------------
Wilfred Lacy Goodwyn, Director            Goodwyn, Long & Black Investment            Chairman
                                          Management, Inc.
                                          Goodwyn, Long Investment Management, Inc.   President (1/99)
----------------------------------------------------------------------------------------------------------------------------

Item 27. Principal Underwriters:


(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                         July 15, 1982
SEI Liquid Asset Trust                         November 29, 1982
SEI Tax Exempt Trust                           December 3, 1982
SEI Index Funds                                July 10, 1985
SEI Institutional Managed Trust                January 22, 1987
SEI Institutional International Trust          August 30, 1988
The Advisors' Inner Circle Fund                November 14, 1991
The Pillar Funds                               February 28, 1992
CUFUND                                         May 1, 1992
STI Classic Funds                              May 29, 1992
First American Funds, Inc.                     November 1, 1992
First American Investment Funds, Inc.          November 1, 1992
The Arbor Fund                                 January 28, 1993
Boston 1784 Funds7                             June 1, 1993
The PBHG Funds, Inc.                           July 16, 1993
The Achievement Funds Trust                    December 27, 1994
Bishop Street Funds                            January 27, 1995
STI Classic Variable Trust                     August 18, 1995
ARK Funds                                      November 1, 1995
Huntington Funds                               January 11, 1996
SEI Asset Allocation Trust                     April 1, 1996
TIP Funds                                      April 28, 1996
SEI Institutional Investments Trust            June 14, 1996
First American Strategy Funds, Inc.            October 1, 1996
HighMark Funds                                 February 15, 1997
Armada Funds                                   March 8, 1997
PBHG Insurance Series Fund, Inc.               April 1, 1997
The Expedition Funds                           June 9, 1997
Alpha Select Funds                             January 1, 1998
Oak Associates Funds                           February 27, 1998
The Nevis Fund, Inc.                           June 29, 1998
The Parkstone Group of Funds                   September 14, 1998
CNI Charter Funds                              April 1, 1999
The Armada Advantage Fund                      May 1, 1999

Amerindo Funds Inc.                            July 13, 1999
Huntington VA Funds                            October 15, 1999
Friends Ivory Funds                            December 16, 1999
SEI Insurance Products Trust                   March 29, 2000

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                     Position and Office                              Positions and Offices
Name                                 with Underwriter                                 with Registrant
----                                 ----------------                                 ---------------
Alfred P. West, Jr.                  Director, Chairman of the Board of Directors             --
Richard B. Lieb                      Director, Executive Vice President                       --
Carmen V. Romeo                      Director                                                 --
Mark J. Held                         President & Chief Operating Officer                      --
Dennis J. McGonigle                  Executive Vice President                                 --
Robert M. Silvestri                  Chief Financial Officer & Treasurer                      --
Todd Cipperman                       Senior Vice President & General Counsel                  --
Leo J. Dolan, Jr.                    Senior Vice President                                    --
Carl A. Guarino                      Senior Vice President                                    --
Jack May                             Senior Vice President                                    --
Hartland J. McKeown                  Senior Vice President                                    --
Kevin P. Robins                      Senior Vice President                                    --
Patrick K. Walsh                     Senior Vice President                                    --
Wayne M. Withrow                     Senior Vice President                                    --
John D. Anderson                     Vice President & Managing Director                       --
Robert Aller                         Vice President                                           --
Timothy D. Barto                     Vice President & Assistant Secretary                     --
S. Courtney E. Collier               Vice President & Assistant Secretary                     --
Robert Crudup                        Vice President & Managing Director                       --
Richard A. Deak                      Vice President & Assistant Secretary                     --
Scott W. Dellorfano                  Vice President & Managing Director                       --
Barbara Doyne                        Vice President                                           --
Jeff Drennen                         Vice President                                           --
Scott C. Fanatico                    Vice President & Managing Director                       --
James R. Foggo                       Vice President  & Assistant Secretary                    --
Vic Galef                            Vice President & Managing Director                       --

Steven A. Gardner                    Vice President & Managing Director                       --
Lydia A. Gavalis                     Vice President & Assistant Secretary                     --
Greg Gettinger                       Vice President & Assistant Secretary                     --
Kathy Heilig                         Vice President                                           --
Jeff Jacobs                          Vice President                                           --
Samuel King                          Vice President                                           --
John Kirk                            Vice President & Managing Director                       --
Kim Kirk                             Vice President & Managing Director                       --
John Krzeminski                      Vice President & Managing Director                       --
Paul Lonergan                        Vice President & Managing Director                       --
Ellen Marquis                        Vice President & Managing Director                       --
Christine M. McCullough              Vice President & Assistant Secretary                     --
Carolyn McLaurin                     Vice President & Managing Director                       --
Mark Nagle                           Vice President                                           --
Joanne Nelson                        Vice President                                           --
Cynthia M. Parrish                   Vice President & Secretary                               --
Rob Redican                          Vice President                                           --
Maria Rinehart                       Vice President                                           --
Steve Smith                          Vice President                                           --
Daniel Spaventa                      Vice President                                           --
Kathryn L. Stanton                   Vice President                                           --
Lori L. White                        Vice President & Assistant Secretary                     --

Item 28. Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

          First Union National Bank
          125 Broad Street
          Philadelphia, PA 19109

     (b)/(c)   With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D);
     (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

          SEI Investments Mutual Funds Services
          Oaks, PA 19456

     (c)  With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
     the required books and records are maintained at the offices of the Registrant's Advisers:

          HGK Asset Management, Inc.
          Newport Tower
          525 Washington Blvd.
          Jersey City, NJ 07310

          AIG Capital Management Corp.
          70 Pine Street
          20th Floor
          New York, NY 10270

          First Manhattan Co.
          437 Madison Avenue
          New York, NY 10022-7022

          CRA Real Estate Securities L.P.
          Suite 205
          259 North Radnor-Chester Road
          Radnor, PA 19087

          MDL Capital Management, Inc.
          225 Ross Street
          Pittsburgh, PA 15222

          LSV Asset Management Company
          200 W. Madison Street, 27th Floor
          Chicago, Illinois 60606

          GLB Fund Management, Inc.
          510 King Street, Suite 315A
          Alexandria, VA 22314

Item 29. Management Services: None.

Item 30. Undertakings: None.

                                     NOTICE


     A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 40 to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 17th day of July, 2000.


                                                 THE ADVISORS' INNER CIRCLE FUND

                                                    By: /s/ Mark E. Nagle
                                                       -------------------
                                                    Mark E. Nagle President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


              *                         Trustee                    July 17, 2000
------------------------------
John T. Cooney

              *                         Trustee                    July 17, 2000
------------------------------
William M. Doran

              *                         Trustee                    July 17, 2000
------------------------------
Robert A. Nesher

              *                         Trustee                    July 17, 2000
------------------------------
Robert A. Patterson

              *                         Trustee                    July 17, 2000
------------------------------
Eugene Peters

              *                         Trustee                    July 17, 2000
------------------------------
George J. Sullivan, Jr.

              *                         Trustee                    July 17, 2000
------------------------------
James M. Storey

/s/ Mark E. Nagle                       President, Controller &    July 17, 2000
------------------------------          Chief Financial Officer
Mark E. Nagle

*By: /s/ Mark E. Nagle
     -------------------------------
     Mark E. Nagle
     Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO. AND DESCRIPTION


EX-99.A1 Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.A2 Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
EX-99.A3 Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.B1 Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
EX-99.B2 Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 12, 1996.
EX-99.C    Not Applicable.
EX-99.D1 Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.D2 Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File
           No. 33-42484),

EXHIBIT NO. AND DESCRIPTION


           filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 28 filed February 27, 1997.
EX-99.D3   Investment Advisory Agreement Between Registrant and First
           Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.D4 Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on From N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.
EX-99.D5 Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.D6 Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.D7 Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EXHIBIT NO. AND DESCRIPTION


EX-99.D8 Form of Investment Advisory Agreement between Registrant and LSV Asset Management Company is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
EX-99.D9 Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
EX-99.E1 Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.E2 Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on From N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
EX-99.E3 Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File
           No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.F    Not Applicable.
EX-99.G1 Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with

EXHIBIT NO. AND DESCRIPTION


           the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on February 27, 1997.
EX-99.G2 Amended Custodian Agreement between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit G2 of Post-Effective Amendment No. 39 filed on February 25, 2000.
EX-99.H1 Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.H2 Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
EX-99.H3 Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
EX-99.H4 Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and

EXHIBIT NO. AND DESCRIPTION


           Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.H5 Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.H6 Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H7 Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H8 Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H9 Schedule to Administration Agreement relating to the CRA Realty Portfolios is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484),

EXHIBIT NO. AND DESCRIPTION


           filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H10  [Form of] Shareholder Servicing Agreement for AIG Money Market Fund
           is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H11  Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.H12  Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
EX.99.H13  Assignment and Assumption Agreement dated February 27, 1998 between
           Registrant and Oak Associates Funds is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.
EX.99.H14  Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to LSV Value Equity Fund, between Registrant and SEI Fund Resources is incorporated herein by reference to exhibit H14 of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N1-A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

EXHIBIT NO. AND DESCRIPTION


EX.99.H15  Amended Schedule dated August 15, 1999 to the Administration
           Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between Registrant and SEI Investments Mutual Funds Services is incorporated herein by reference to exhibit H15 of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N1-A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
EX.99.H16  Administration Agreement dated August 20, 1999 between Registrant,
           LSV Asset Management and Fidelity Brokerage Services, Inc. and National Financial Services Corporation is incorporated herein by reference to exhibit H16 of Post- Effective Amendment No. 39 to Registrant's Registration Statement on Form N1-A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
EX.99.H17  Amended Schedule dated December 1, 1999 to the Administration
           Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating CRA Realty Shares Portfolio, between Registrant and SEI Fund Resources is incorporated herein by reference to exhibit H17 of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N1-A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
EX.99.H18  Amendment dated August 18, 1999 to the Operating Agreement dated
           January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Mangement and Charles Schwab & Co, Inc. is incorporated herein by reference to exhibit H18 of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N1-A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
EX.99.H19  Schedule dated May 19, 2000 to the Administration Agreement dated
           November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI

EXHIBIT NO. AND DESCRIPTION


           Investments Mutual Funds Services relating to the AIG Money Market Fund is filed herewith.
EX.99.H20  Schedule dated May 22, 2000 to the Administration Agreement dated
           November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMC Select and Strategic Value Funds is filed herewith.
EX-99.I    Not Applicable.
EX-99.J    Not Applicable.
EX-99.K    Not Applicable.
EX-99.L    Not Applicable.
EX-99.M Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.N    Not Applicable.
EX-99.O Rule 18f-3 Plan dated May 15, 1995, as originally filed June 1, 1995, is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.
EX-99.P1 SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit P11 of The Arbor Fund's Post-Effective Amendment no. 28 on Form N1-A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
EX-99.P2 The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit P10 of The Arbor Fund's Post-Effective Amendment no. 28 on Form N1-A (File No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.
EX-99.P3   AIG Capital Management Corp. Code of Ethics is filed herewith.
EX-99.P4   Clarion CRA Securities, L.P., Code of Ethics is filed herewith.

EXHIBIT NO. AND DESCRIPTION


EX-99.P5   First Manhattan Co. Coe of Ethics Codes of Ethics is filed herewith.
EX-99.P6   HGK Asset Management, Inc., Code of Ethics is filed herewith.
EX-99.P7 LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit P9 of SEI Instititutional Managed Trust's Post-Effective Amendment no. 33 on Form N1-A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.
EX-99.P8   MDL Capital Management, Inc., Code of Ethics is filed herewith.
EX-99.P9   GLB Fund Management, Inc., Code of Ethics is filed herewith.
EX-99.Q1 Powers of Attorney for Mark E. Nagle, John T. Cooney, William M. Doran, Frank E. Morris, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson, James M. Storey and George J. Sullivan are incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.
EX-99.Q2 Powers of Attorney for George J. Sullivan is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.


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